UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/ Bernardo Piquet          New York, New York         August 16, 2010
       ------------------------   --------------------------  ---------------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------
                                                 $1,230,341
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                               Form 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- ---------------- ---------- -------- -------------------- ---------- --------- ----------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE    SHARED  NONE
---------------------------- ---------------- ---------  -------- ----------- --- ---- ---------- -------- ----------- ------  ----

BANK OF AMERICA CORPORATION  COM               060505104   21,374   1,487,398  SH          SOLE             1,487,398
CITIGROUP INC                COM               172967101    2,239     595,590  SH          SOLE               595,590
COCA COLA ENTERPRISES INC    COM               191219104   56,314   2,177,631  SH          SOLE             2,177,631
CSX CORP                     COM               126408103  855,267  17,232,854  SH          SOLE            17,232,854
ING GROEP N V                SPONSORED ADR     456837103      729      98,432  SH          SOLE                98,432
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106    2,719     150,978  SH          SOLE               150,978
KRAFT FOODS INC              CL A              50075N104    3,235     115,524  SH          SOLE               115,524
LORILLARD INC                COM               544147101   27,229     378,281  SH          SOLE               378,281
MICROSOFT CORP               COM               594918104    2,658     115,525  SH          SOLE               115,525
NORFOLK SOUTHERN CORP        COM               655844108   54,717   1,031,427  SH          SOLE             1,031,427
SPDR S&P 500 ETF TR          UNIT SER 1 S&P    78462F103  175,711   1,702,300  SH  PUT     SOLE             1,702,300
SPDR S&P 500 ETF TR          UNIT SER 1 S&P    78462F103    8,361      81,000  SH  CALL    SOLE                81,000
TRANSOCEAN LTD               REG SHS           H8817H100   18,532     400,000  SH  CALL    SOLE               400,000
VALE S A                     ADR               91912E105    1,256      51,584  SH          SOLE                51,584



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